Rialto Investment Segment Rialto Investment Segment (Allowance on Loan Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013
Accrual [Abstract]
Certain loans acquired in transfer not accounted for as debt securities transfer to nonaccrual loans	$ (53,265)	$ 0
Nonaccrual [Abstract]
Certain loans acquired in transfer not accounted for as debt securities transfer from accrual loans	53,265	0
Rialto Investments [Member]
Accrual [Abstract]
Allowance on accrual loans, beginning of year	18,952	12,178
Provision for loan losses	44,577	14,241
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses, Decreases	(10,264)	(7,467)
Allowance on accrual loans, end of year	0	18,952
Nonaccrual [Abstract]
Allowance on nonaccrual loans, beginning of year	1,213	3,722
Provision for loan losses	12,536	1,898
Charge-offs	(8,688)	(4,407)
Allowance on nonaccrual loans, end of year	$ 58,326	$ 1,213